ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

January 22, 2024	Edward Baer
T +1 415 315 6328
edward.baer@ropesgray.com

BY Edgar

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re: BondBloxx ETF Trust (the “Registrant”) (File Nos. 333-258986 and 811-23731)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Year Corporate Bond ETF and BondBloxx BBB Rated 10+ Year Corporate Bond ETF, each a new series of BondBloxx ETF Trust, do not differ from those contained in Post-Effective Amendment No. 32 to the Registrant’s Registration Statement (“Amendment No. 32”), and (b) that Amendment No. 32 was filed electronically.

Please direct any questions regarding this matter to me at (415) 315-6328.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc:	Joanna Gallegos
Tony Kelly